GREAT HALL(R)
                             INVESTMENT FUNDS, INC.


                                   PROSPECTUS
                             DATED DECEMBER 1, 2001
                      (AS SUPPLEMENTED ON FEBRUARY 1, 2002)






                             PRIME MONEY MARKET FUND
                        U.S. GOVERNMENT MONEY MARKET FUND
                                 RESERVE SHARES



As with all mutual funds, neither the Securities and Exchange Commission (SEC) nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                     [LOGO]
                        GREAT HALL INVESTMENT FUNDS, INC.

CONTENTS


Profile of the Funds                        1

Fees and Expenses                           4

Fund Management                             5

Share Price                                 5

How to Buy Shares                           6

How to Redeem Shares                        6

Distributions                               6

Taxes                                       6

Financial Highlights                        7

                              PROFILE OF THE FUNDS


WHAT ARE THE FUNDS?

     Great Hall(R) Prime Money Market Fund (Prime Fund) and Great Hall U.S. Government Money Market Fund (Government Fund) are professionally managed mutual funds. If you invest in the Funds, you become a Fund shareholder.


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity. These objectives cannot be changed without the approval of Fund shareholders.


WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

     o PRIME FUND. Prime Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit and repurchase agreements.

     o GOVERNMENT FUND. Government Fund invests only in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in repurchase agreements secured by such obligations.

     Federal regulations require money market funds to meet strict quality, maturity and diversification standards. The Funds have adopted policies to ensure that they meet each of these standards. In certain respects (as discussed below), the Funds exceed these standards.

     o CREDIT QUALITY. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc. If a security is unrated, the money market fund's investment adviser must consider it to be of comparable quality to a rated security.

          The Funds maintain even higher standards. For example, the Funds do not invest in unrated securities. Additionally, the Funds invest only in securities that have received the highest short-term rating from at least two rating organizations.

     o MATURITY. Each Fund must invest exclusively in securities having remaining maturities of 397 days or less. Each Fund also must maintain a dollar-weighted average portfolio maturity of 90 days or less. Government Fund voluntarily maintains a shorter dollar- weighted average portfolio maturity of 60 days or less.

     o DIVERSIFICATION. Immediately after any investment by a Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments. Separate diversification standards apply to securities subject to guarantees.


WHO SHOULD INVEST IN THE FUNDS?

     The Funds are designed for investors looking for current income and a stable investment. BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

     Each Fund is a "money market fund" and, as such, seeks income by investing in short-term debt securities and must meet strict standards established by the Board of Directors. These standards are based on special rules for money market funds designed to help them maintain a stable share price of $1.00 per share. However, it is possible to lose money by investing in the Funds. The Funds could also underperform short-term debt instruments or other money market funds.

     o INTEREST RATE CHANGES. As with any investment whose yield reflects current interest rates, the Funds' yields will change over time. During periods when interest rates are low, a Fund's yield will also be low.

     o AN ISSUER OR GUARANTOR OF THE FUNDS' SECURITIES DEFAULTS. Although the risk of default is generally considered small, any default by the issuer or guarantor of a portfolio investment or downgrade in its credit rating could cause a Fund's share price or yield to fall.

     o INVESTMENT ADVISER'S JUDGMENT. The Funds are subject to the risk that the investment adviser's security selection and expectations regarding interest rate trends will cause the Funds' yields to lag other funds with similar investment objectives. The Funds' emphasis on quality and stability could also cause them to underperform other money market funds, particularly those that take greater maturity and credit risks.

     o THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

     o FUND INVESTMENT IS NOT INSURED. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation
          (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.


HOW HAVE THE FUNDS PERFORMED OVER TIME?

     Below are a chart and a table for each Fund indicating the risks of investing in each Fund by comparing the Fund's performance from year to year and its average annual total return compared with that of a broad measure of market performance. These figures assume that all distributions were reinvested. Keep in mind that each Fund's past performance does not indicate how the Fund will perform in the future.

     Information presented in the bar chart and table is for the initially offered class of each Fund's shares (the "Investor Shares"). Investor Shares are made available through a separate prospectus. Each Fund's Reserve Shares, offered by this prospectus, were registered on July 30, 2001 and first publicly offered on February 1, 2002. Each Fund's Investor Shares and Reserve Shares will have closely correlated returns, because they are invested in the same portfolio of securities. However, the performance of the Reserve Shares will be lower due to their higher expenses.

     IF YOU WOULD LIKE TO KNOW A FUND'S CURRENT SEVEN-DAY YIELD, CALL THE FUNDS AT 1-800-934-6674.

PRIME FUND

             ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

                                  [BAR CHART]

 3.25%   2.55%   3.54%   5.22%   4.83%   4.98%   5.00%   4.61%   5.79%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000

During the period shown in the above chart, the highest return for a calendar quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was was 0.62% (quarter ended June 30, 1993).

                                  Average Total Returns for the Periods Ended
                                               December 31, 2000
                                 ---------------------------------------------
                                                             Since Inception
                                   1 Year      5 Years     (November 1, 1991)
                                 -----------   ---------   -------------------
Prime Fund ....................     5.79%        5.04%            4.42%
iMoneyNet First Tier Retail
 Taxable Money Market
 Fund Average(TM) .............     5.64%        4.93%            4.39%

     Prime Fund's total return for the nine months ended September 30, 2001 was 3.09%.

GOVERNMENT FUND

             ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31,

 3.11%   2.47%   3.48%   5.18%   4.76%   4.93%   4.89%   4.52%   5.75%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997    1998    1999    2000

During the period shown in the above chart, the highest return for a calendar quarter was 1.52% (quarter ended December 31, 2000) and the lowest return for a quarter was was 0.60% (quarter ended June 30, 1993).

                                   Annual Total Returns for the Periods Ended
                                               December 31, 2000
                                  --------------------------------------------
                                                              Since Inception
                                    1 Year      5 Years     (November 1, 1991)
                                  ----------   ---------   -------------------
Government Fund ...............       5.75%       4.97%            4.34%
iMoneyNet U.S. Government and
 Agencies Retail Money
 Market Fund Average(TM) ......       5.61%       4.87%            4.32%

     Government Fund's total return for the nine months ended September 30, 2001 was 3.10%.

                                FEES AND EXPENSES

     This table sets forth the fees and expenses you will pay if you invest in the Funds.


                                                        Prime      Government
                                                        Fund          Fund
                                                     ----------   ------------
SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (load) on purchases .........       None          None
Maximum deferred sales charge (load) .............       None          None

ANNUAL FUND OPERATING EXPENSES
 (EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee ...................................       0.44%         0.42%
Administrative Service fee (12b-1) ...............       0.25%         0.25%
Other expenses* ..................................       0.31%         0.33%
                                                        -----         -----
Total annual fund operating expenses .............       1.00%         1.00%

---------------------
*"Other expenses" are based on estimated amounts for the current fiscal year.

     The investment adviser may voluntarily waive fund operating expenses from time to time. Any such program may be changed or eliminated at any time without notice.


EXAMPLE

     This example helps you to compare the costs of investing in the Funds with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

     o    You invest $10,000 in the Fund for the period shown
     o    Your investment has a 5% return each year
     o    You reinvest all distributions and dividends
     o    The Fund's operating expense levels remain the same from year to year

                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
                                              --------------------------------------------
                                               1 year     3 years     5 years     10 years
                                              --------------------------------------------
Prime Fund ................................     $102        $318        $552      $1,225
Government Fund ...........................     $102        $318        $552      $1,225

                                 FUND MANAGEMENT

     INVESTMENT ADVISER. The Funds have entered into an investment advisory agreement with Voyageur Asset Management Inc. to serve as the Funds' investment adviser. Voyageur's address is 90 South Seventh Street, Minneapolis, Minnesota 55402. Voyageur selects the Funds' investments and oversees their operations. Voyageur has been registered with the Securities and Exchange Commission (SEC) as an investment adviser since 1983, and has been a portfolio manager of publicly offered mutual funds since 1986. Voyageur is a wholly-owned subsidiary of RBC Dain Rauscher Corporation. RBC Dain Rauscher Corporation is a wholly-owned subsidiary of Royal Bank of Canada.

     MANAGEMENT FEE. For its services, Voyageur received a fee during the Fund's last fiscal year equal to the amount shown below:

                                           Management fee
                                   (AS A PERCENTAGE OF THE FUND'S
              Fund                   AVERAGE DAILY NET ASSETS)
      -----------------------------------------------------------
      Prime Fund ..............                 0.44%
      Government Fund .........                 0.42%

     DISTRIBUTOR. RBC Dain Rauscher Incorporated (RBC Dain Rauscher) is the distributor of the Funds' shares. The firm is a member of the New York Stock Exchange and of the National Association of Securities Dealers, Inc., and (like Voyageur) is a wholly-owned subsidiary of RBC Dain Rauscher Corporation.

     Each Fund has adopted a plan of distribution that allows it to pay RBC Dain Rauscher a fee for various administrative services RBC Dain Rauscher (or participating financial institutions) performs in connection with the distribution of the Fund's shares. For each Fund's Reserve Shares, the administrative service (12b-1) fees are equal to 0.25% of the average daily net assets of the outstanding Reserve Shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     RBC Dain Rauscher uses its administrative service fees, among other matters, to compensate participating financial institutions for providing various marketing, consulting, access and related administrative services. RBC Dain Rauscher will compensate the participating financial institutions based on the nature and level of the services they agree to perform.


                                   SHARE PRICE

     The Funds calculate their share prices at the close of each business day for the New York Stock Exchange (currently 4:00 p.m. New York time). A Fund's share price is its net asset value per share (or NAV), which is the value of the Fund's net assets divided by the number of its outstanding shares. The Funds seek to maintain a stable NAV of $1.00 per share.

                                HOW TO BUY SHARES

     You may purchase shares of each Fund at their next determined NAV. Shares of the Funds are sold without a sales charge. You may open an account to purchase shares by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus.


                              HOW TO REDEEM SHARES

     You may redeem shares for cash at their next determined NAV by contacting your investment executive or by contacting the Funds directly at the address or telephone number on the cover of this prospectus. If you recently purchased your shares by check, your redemption proceeds will not be sent to you until your check clears. Redemptions may be suspended or postponed at times when the New York Stock Exchange is closed, when trading is restricted, or under certain emergency circumstances as determined by the SEC. Redemptions are treated as sales for federal income tax purposes.


                                  DISTRIBUTIONS

     Each Fund declares a dividend of substantially all of its net investment income on each business day. These dividends are paid monthly. Each Fund will distribute its capital gains (if it has any) once a year, typically in December. Each Fund may make additional distributions if necessary for the Fund to avoid paying taxes. Each Fund expects distributions to be primarily from income. The Funds normally will not earn or distribute long-term capital gains. Dividends and distributions are reinvested in additional Fund shares at NAV.


                                      TAXES

     Shortly after the beginning of each year, the Funds provide you with information about the distributions and dividends you received during the previous year.

     Because everybody's tax situation is different, you should consult with your tax advisor about the tax implications of your investment in a Fund.

     Under federal law, the income derived from obligations issued by the U.S. Government and certain of its agencies and instrumentalities is exempt from state individual income taxes. Most states permit mutual funds to "pass through" this tax exemption to their shareholders.

                              FINANCIAL HIGHLIGHTS

     The following tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables for the fiscal year ended July 31, 2001 was audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Funds' annual report (available upon request). The information in the following tables for all other fiscal years was audited by KPMG LLP, independent accountants. The following information relates to each Fund's Investor Shares, the only class issued and outstanding during the period reported. The financial performance for each Fund's Reserve Shares will be somewhat lower, due to their higher expenses.


PRIME FUND

                                    Year ended        Year ended        Year ended        Year ended       Year ended
                                  July 31, 2001     July 31, 2000     July 31, 1999     July 31, 1998     July 31, 1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ........      $     1.00        $     1.00        $     1.00        $     1.00       $     1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment
 operations .................            0.05              0.05              0.05              0.05             0.05
Distributions to
 shareholders from
 investment income ..........           (0.05)            (0.05)            (0.05)            (0.05)           (0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period. ....................      $     1.00        $     1.00        $     1.00        $     1.00       $     1.00
-----------------------------------------------------------------------------------------------------------------------
Total return ................             5.1%              5.3%              4.6%              5.0%             4.9%
Net assets at end of
 period (000's omitted) .....      $5,281,520        $4,851,503        $4,522,700        $4,844,352       $3,129,854
Ratio of expenses to
 average daily net assets                0.62%             0.63%             0.61%             0.63%            0.64%
Ratio of net investment
 income to average daily
 net assets .................            5.11%             5.32%             4.62%             5.04%            4.90%

GOVERNMENT FUND

                                   Year ended        Year ended        Year ended        Year ended       Year ended
                                 July 31, 2001     July 31, 2000     July 31, 1999     July 31, 1998     July 31, 1997
----------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period ........       $   1.00          $   1.00          $   1.00          $   1.00         $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment
 operations .................           0.05              0.05              0.05              0.05             0.05
Distributions to
 shareholders from
 investment income ..........          (0.05)            (0.05)            (0.05)            (0.05)           (0.05)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period .....................       $   1.00          $   1.00          $   1.00          $   1.00         $   1.00
----------------------------------------------------------------------------------------------------------------------
Total return ................            5.1%              5.2%              4.5%              5.0%             4.8%
Net assets at end of
 period (000's omitted) .....       $462,467          $266,961          $271,376          $228,929         $182,155
Ratio of expenses to
 average daily net assets               0.54%             0.57%             0.59%             0.59%            0.60%
Ratio of net investment
 income to average daily
 net assets .................           4.88%             5.22%             4.50%             4.98%            4.85%

GREAT HALL INVESTMENT FUNDS, INC.

     SHAREHOLDER REPORTS. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

     STATEMENT OF ADDITIONAL INFORMATION. The funds' Statement of Additional Information provides more detailed information about the Funds and is incorporated into this prospectus by reference.

     You can make inquiries about the Funds or obtain shareholder reports of the Statement of Additional Information without charge by contacting Great Hall Investment Funds, Inc. at 1-800-934-6674 or by writing to the Funds at Great Hall Investment Funds, Inc. 60 South Sixth Street, Minneapolis, Minnesota 55402.

     You can also copy and review the Funds' shareholder reports, prospectus and Statement of Additional Information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009, or by electronic request at the following email address: publicinfo@sec.gov. Information about the public reference room may be obtained by calling the SEC at 202-942-8090. You can get the same information free from the SEC's web site at http://www.sec.gov.

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION IN THIS PROSPECTUS IS CURRENT AS OF DECEMBER 1, 2001, AS SUPPLEMENTED ON FEBRUARY 1, 2002, BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                  Investment Company Act File Number 811-6340



     GREAT HALL IS A REGISTERED TRADEMARK OF RBC DAIN RAUSCHER CORPORATION.